Earnings Per Share	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per share

27. Earnings per share

	2026	2025	2024
Net profit (loss) attributed to shareholders	(90,009)	138,019	226,867
Weighted average number of common shares issued	99,615	99,615	99,615
Effect from dilution – shares (in thousands)	-	543	459
Weighted average number of common shares issued adjusted by the dilution effect	99,615	100,158	100,074
Basic earnings per share – in Brazilian Reais	(0.9036)	1.3855	2.2774
Diluted earnings per share – in Brazilian Reais	(0.9036)	1.3780	2.2670